Investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sale of debt securities	$ 338		$ 338		$ 651	$ 0	$ 0
Debt securities, unrealized investment loss position					10,209
Fair value, of investment grade					10,209
Embedded Derivatives, Assets, FV	748,164		748,164		524,178	471,192
Embedded Derivatives, Liabilities, FV	748,164		748,164		524,178	471,192
Embedded Derivatives, Increase (Decrease) in fair value	34,023	$ 31,554	171,918	$ 10,510	(45,101)	136,078	$ 49,225
Debt securities and cash, carrying value					27,621	8,694
Securities with a fair value					1,998	2,024
Debt securities, available for sale, at fair value over 12 months	30,571		30,571		29,569	10,667
Realized investment gain			17
US Government Agencies Debt Securities [Member]
Debt securities, available for sale, at fair value over 12 months	$ 9,013		$ 9,013		8,223	$ 8,954
Debt Securities, Available-for-sale, Unrealized Loss Over 12 months					521
Two Securities [Member]
Debt securities, available for sale, at fair value over 12 months					1,986
Debt Securities, Available-for-sale, Unrealized Loss Under 12 months					$ 12
Price impairment					6.00%